UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                      FORM 13F

                  FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: December 31, 2011 Check here if Amendment |_|; Amendment Number: _____
            This Amendment (Check only one.): |_| is a restatement.
                                              |_| adds new holdings entries.

            Institutional Investment Manager Filing this Report:
            Name: Alpine Investment Management, LLC

            Address: 8000 Maryland Avenue, Suite 700
                     St. Louis, MO 63105

            Form 13F File Number: 028-14059

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

            Person Signing this Report on Behalf of Reporting Manager:

            Name: Nick Tompras

            Title: President

            Phone: 314-932-7600

            Signature, Place, and Date of Signing:

            /s/ Nick Tompras         St. Louis, MO 02/06/2012
            ---------------------- --------------- ----------
            (Signature)            (City, State)   (Date)

            Report Type (Check only one):
            |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

            |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

            |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

            FORM 13F SUMMARY PAGE
            Report Summary:
            Number of Other Included Managers: 0
            Form 13F Information Table Entry Total: 27
            Form 13F Information Value Total (thousands): $166,300 List of Other Included Managers: NONE

                                    TITLE OF                  VALUE    SHRS OR           PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                       CLASS           CUSIP   (x$1000)  PRN AMT   SH /PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----                                -----           -----   -------   -------   ----    ---- --------   ------  ----  -----  --
ALLEGHANY CORP DEL          COM                 017175 10 0       5318   18641   SH            SOLE              18641
BERKSHIRE HATHAWAY INC DEL  COM                 084670 10 8        230       2   SH            SOLE                  2
BERKSHIRE HATHAWAY INC DEL  CL B NEW            084670 70 2      10605  138996   SH            SOLE             138996
CALAMOS ASSET MGMT INC      CL A                12811R 10 4       9021  721122   SH            SOLE             721122
COLGATE PALMOLIVE CO        COM                 194162 10 3        264    2856   SH            SOLE               2856
D S T SYSTEMS INC           COM                 233326 10 7       7484  164422   SH            SOLE             164422
DELL INC                    COM                 24702R 10 1       8113  554553   SH            SOLE             554553
DIAGEO P L C                SPON ADR NEW        25243Q 20 5       4549   52039   SH            SOLE              52039
ILLINOIS TOOL WKS INC       COM                 452308 10 9       9897  211886   SH            SOLE             211886
J P MORGAN CHASE & CO       COM                 46625H 10 0       6956  209198   SH            SOLE             209198
J P MORGAN CHASE & CO       *W Exp 10/28/2018   46634E 11 4        170   20000   SH            SOLE              20000
JOHNSON & JOHNSON           COM                 478160 10 4      12293  187447   SH            SOLE             187447
LOCKHEED MARTIN CORP        COM                 539830 10 9      10986  135802   SH            SOLE             135802
MAGNA INTL INC              COM                 559222 40 1       7458  223900   SH            SOLE             223900
MARKET VECTORS ETF TR       PHARMA ETF          57060U 21 7       9176  126205   SH            SOLE             126205
MCGRAW HILL COS INC         COM                 580645 10 9      10167  226093   SH            SOLE             226093
MERCK & CO INC NEW          COM                 58933Y 10 5      10608  281381   SH            SOLE             281381
NYSE EURONEXT               COM                 629491 10 1       8108  310669   SH            SOLE             310669
PROCTER & GAMBLE CO         COM                 742718 10 9        208    3321   SH            SOLE               3321
SPDR SERIES TRUST           S&P Pharmac         78464A 72 2       1017   19820   SH            SOLE              19820
SYSCO CORP                  COM                 871829 10 7       9383  319911   SH            SOLE             319911
VANGUARD INDEX FDS          TOT STK MKT         922908 76 9        899   13975   SH            SOLE              13975
VANGUARD BD INDEX FD INC    SHORT TRM BOND      921937 82 7        252    3114   SH            SOLE               3114
VANGUARD WORLD FDS          FINANCIALS ETF      92204A 40 5       2433   88104   SH            SOLE              88104
VODAFONE GROUP PLC NEW      SPONS ADR NEW       92857W 20 9       9990  356386   SH            SOLE             356386
VODAFONE GROUP PLC NEW      CALL                92857W 20 9         76   18000   SH     CALL   SOLE              18000
WAL MART STORES INC         COM                 931142 10 3      10640  178046   SH            SOLE             178046